Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
15.	Subsequent Events
The Company has evaluated subsequent events in accordance with U.S. GAAP through August 1
1
, 2021, the date the financial statements were available to be issued
.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements
In connection with the reissuance of the condensed consolidated financial statements, the Company has evaluated subsequent events in accordance with U.S. GAAP through October 14, 2021, the date the condensed consolidated financial statements were available to be reissued.

On September 20, 2021 the Company completed a previously announced business combination with TPG Pace Tech Opportunities Corp. (“TPG Pace”). As a result of the business combination, the Company received cash consideration in exchange for equity ownership in the form of Class A Common Stock. As a result of the business combination, TPG Pace was redomesticated to Delaware and renamed Nerdy Inc. The combined company is organized in an umbrella partnership corporation (“Up-C”) structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering.
The Up-C structure allows current equity unit holders to retain their equity ownership in the Company, an entity that is classified as a partnership for U.S. federal income tax purposes, and provides potential future tax benefits for Nerdy Inc. when the post-merger Nerdy equity holders ultimately exchange their pass-through interests for shares of Class A Common Stock in Nerdy Inc.
Nerdy Inc. is a holding company, its primary assets consist of Nerdy units. Nerdy Inc. controls Nerdy in accordance with the terms of Nerdy’s Operating Agreement. Nerdy’s management will continue to manage the Company and all of its related and affiliated entities (subject to Nerdy Inc.’s board of directors) and Nerdy Inc.’s executive officers will serve as the executive officers for all of its related and affiliated entities in the United States.
On September 20, 2021, the Company extinguished all outstanding borrowings under the LSA.
On September 20, 2021, the Nerdy Inc. Board of Directors approved the repayment of the Company’s previously fully forgiven Promissory Note, which totals $8.4 million and includes $0.1 million of accrued interest. The Company expects to record an expense for the repayment of the Promissory Note in the third quarter of 2021 and make repayment of the Promissory Note in the fourth quarter of 2021.

16. Subsequent Events
The Company has evaluated subsequent events in accordance with U.S. GAAP through March 19, 2021, the date the financial statements were available to be issued.
On January 28, 2021, the Company executed a definitive business combination agreement with TPG Pace Tech Opportunities Corp. (“TPG Pace”). As a result of the proposed business combination, TPG Pace will be redomesticated to Delaware and renamed Nerdy Inc. The combined company will be organized in an umbrella partnership corporation
(“Up-C”)
structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering. The
Up-C
structure allows current equity unit holders to retain their equity ownership in the Company, an entity that is classified as a partnership for U.S. federal income tax purposes, and provides potential future tax benefits for Nerdy Inc. when the post-merger Nerdy equity holders ultimately exchange their pass-through interests for shares of Class A Common Stock in Nerdy Inc.
Nerdy Inc. will be a holding company, and immediately after the consummation of the business combination, its primary assets will consist of Nerdy units. Immediately following the closing of the transaction, Nerdy Inc. will control Nerdy in accordance with the terms of Nerdy’s Operating Agreement. Nerdy’s management will continue to manage the Company and all of its related and affiliated entities (subject to Nerdy Inc.’s board of directors) and Nerdy Inc.’s executive officers will serve as the executive officers for all of its related and affiliated entities in the United States. The boards of directors of TPG Pace and the board of managers and the members of Nerdy have approved the proposed transaction. We expect the transaction to close in the second quarter of 2021. The Company recorded $1.3 million of expenditures related to this transaction in “General and administrative expense” for the year ended December 31, 2020.

TPG Pace Tech Opportunities Corp [Member]
Subsequent Events
9. Subsequent Events
Management has performed an evaluation of subsequent events through the date of issuance of the financial statements, noting no other subsequent events which require adjustment or disclosure.

10. Subsequent Events
On January 28, 2021, the Company, TPG Pace Tech Merger Sub LLC, a Delaware limited liability company (“Nerdy Merger Sub”), TCV VIII (A) VT, Inc., a Delaware corporation (“TCV Blocker”), LCSOF XI VT, Inc., a Delaware corporation (“Learn Blocker” and, together with TCV Blocker, the “Blockers”), TPG Pace Blocker Merger Sub I Inc., a Delaware corporation (“Blocker Merger Sub I”), TPG Pace Blocker Merger Sub II Inc., a Delaware corporation (“Blocker Merger Sub II” and, together with Blocker Merger Sub I, the “Blocker Merger Subs” and, together with Nerdy Merger Sub, the “Merger Subs”), Live Learning Technologies LLC, a Delaware limited liability company (“Nerdy”), and, solely for the purposes described therein, certain entities affiliated with the Blockers (“Blocker Holders”) entered into a Business Combination Agreement (the “Business Combination Agreement,” and the transactions contemplated thereby, the “Proposed Business Combination”), pursuant to which, among other things and subject to the terms and conditions contained therein:
(a) Pursuant to the Business Combination Agreement, on the date (the “Closing Date”) of closing of the Proposed Business Combination (the “Closing”), prior to the Effective Time (as defined in the Business Combination Agreement), (i) the Company will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Nerdy Inc.”, and (ii) Nerdy will cause each outstanding class of preferred units and the Nerdy profits units to be automatically converted into Nerdy common units (subject to applicable vesting requirements).
(b) Nerdy Merger Sub will merge with and into Nerdy (the “Merger”), with Nerdy surviving the Merger. Pursuant to the Merger, (i) each holder of Nerdy common units (other than the Blockers) will exchange its Nerdy common units for (A) certain cash consideration, (B) either (x) certain limited liability company units in Nerdy (“OpCo Units”), subject to applicable vesting requirements, and an equivalent number of shares of the Company’s class B common stock, par value $0.0001 per share (“Class B Common Stock”), or (y) certain shares of the Company’s class A common stock, par value $0.0001 per share (“Class A Common Stock” and, together with Class B Common Stock, “Common Stock”)), and (C) (x) certain Nerdy warrants to purchase OpCo Units at an exercise price of $11.50 (the “OpCo Warrants”) or (y) certain Company warrants to purchase shares of
Class A Common Stock at an exercise price of $11.50 (“Pace Warrants”) and (ii) each holder of unit appreciation rights under the Nerdy 2016 U.S. Unit Appreciation Rights Plan and the 2016 Canadian Unit Appreciation Rights Plan will exchange all such unit appreciation rights for either (1) corresponding stock appreciation rights in the

Company or (2) certain cash consideration. The holders of Nerdy common units (other than the Blockers) will also receive the rights set forth in the Tax Receivable Agreement (as defined below).
(c) (i) Immediately following the Merger, Blocker Merger Sub I will merge with and into TCV Blocker, with TCV Blocker surviving such merger, and (ii) immediately thereafter, Blocker Merger Sub II will merge with and into Learn Blocker, with Learn Blocker surviving such merger (such mergers in clauses (i) and (ii), each a “Reverse Blocker Merger” and, together, the “Reverse Blocker Mergers”), and (iv) immediately following the Reverse Blocker Mergers, each surviving Blocker will merge with and into the Company (one after another) (each a “Direct Blocker Merger” and, together, the “Direct Blocker Mergers” and, together with the Reverse Blocker Mergers, the “Blocker Mergers”), with the Company surviving each Direct Blocker Merger. Each holder of equity interests in the Blockers will exchange such equity interests in the Reverse Blocker Mergers for (A) certain cash consideration, (B) certain shares of Class A Common Stock and (C) certain Pace Warrants.
(d) Immediately following the Blocker Mergers and in connection with the Closing, the Company will contribute all of its assets (other than the OpCo Units it then holds) to Nerdy in exchange for a number of additional OpCo Units and a number of OpCo Warrants, such that the Company will hold a number of OpCo Units equal to the total number of shares of Class A Common Stock and a number of OpCo Warrants equal to the total number of Pace Warrants, in each case, issued and outstanding immediately after giving effect to the Proposed Business Combination. The aggregate consideration to be paid to the holders of Nerdy equity (including the owners of the Blockers with respect to their indirect interest in the Nerdy equity) is based on an enterprise value of $1,250,000,000 (subject to certain debt related adjustments) and shall consist of (i) an amount of cash equal to the excess of the amount of available cash over $250,000,000 (but not to exceed $388,200,000), plus
(ii) equity consideration valued at $10.00 per share in respect of the remaining portion of Nerdy’s enterprise value after deducting the cash consideration in clause (i), plus
(iii) certain OpCo Warrants or Pace Warrants, as applicable, plus
(iv) the Nerdy Earnout (as defined below), if payable.
Following the Closing, the combined company will be organized in an
“Up-C”
structure, and the Company’s only direct assets will consist of OpCo Units and OpCo Warrants. Immediately following the Closing, the Company is expected to own approximately 60% of the OpCo Units and approximately 90% of the OpCo Warrants, and will control Nerdy as the managing member of Nerdy in accordance with the terms of the Second Amended and Restated Limited Liability Company Agreement of Nerdy entered into in connection with the Closing (the “OpCo LLC Agreement”). The amount of cash to be contributed by the Company to Nerdy at the Closing of the Proposed Business Combination is estimated to be approximately $265 million.
In addition to the consideration described above, the existing holders of Nerdy equity will be issued an aggregate of 4 million additional issued (i) shares Class A Common Stock or (ii) OpCo Units (and a corresponding number of Class B Common Stock), as applicable, in earn-out
consideration that will be subject to forfeiture if the achievement of certain stock price thresholds are not met within five years of the Closing Date (the “Nerdy Earnout”).
Under the Business Combination Agreement, the obligations of the parties to consummate the transactions contemplated thereby are subject to a number of closing conditions, including the Company obtaining the requisite approval of its shareholders and the holders of Nerdy membership interests, which the Company expects to seek at an extraordinary general meeting of the Company in the second quarter of 2021. The Business Combination Agreement may be terminated at any time prior to the closing of the Proposed Business Combination by mutual written consent of the Company and Nerdy and, among other things, if the Proposed Business Combination has not occurred prior to the date that is 180 days after the date of the Business Combination Agreement. As such, the closing of the Proposed Business Combination cannot be assured.
Concurrently with the execution of the Business Combination Agreement, the Company entered into the following agreements:

•	Transaction Support Agreements, pursuant to which the Nerdy equity holders agreed to, among other things, vote in favor of the Business Combination Agreement and the Proposed Business Combination

and to be bound by certain other covenants and agreements related to the Proposed Business Combination;

•	A Stockholders Agreement, pursuant to which certain unit holders in Nerdy and our Sponsor were provided with certain governance and board nomination rights;

•
Subscription Agreements with certain qualified institutional buyers and accredited investors (collectively, the “Investors”), pursuant to which, among other things, the Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investors, an aggregate of 15,000,000 newly issued shares of Class A Common Stock in connection with the closing of the Proposed Business Combination for aggregate gross proceeds of $150,000,000 (the “Pipe Financing”); and

A Waiver Agreement with each holder of Founder Shares, including the Sponsor, pursuant to which such holders agreed to waive their right to receive certain shares of Class A Common Stock in connection with a conversion adjustment applicable to the Pipe Financing and other issuances of securities in excess of 15,000,000 shares under the forward purchase agreements. Such holders also agreed (i) to forfeit (a) 2,000,000 shares, (b) certain shares of Class A Common Stock in connection with the consummation of issuances pursuant to the forward purchase agreements of any shares in excess of an aggregate 15,000,000 shares and (c) 2,444,444 warrants, and (ii) to subject 4,000,000 shares of Class A Common Stock following the closing to potential forfeiture if certain stock price thresholds are not achieved within a period of five years from the Closing Date, consistent with the forfeiture thresholds for the Nerdy Earnout.
Other than as specifically discussed herein, this annual report on Form
10-K
does not give effect to the Proposed Business Combination or the transactions contemplated thereby.
On February 3, 2021, the Sponsor signed a commitment letter in which it committed to lending funds, if needed, to the Company to timely satisfy any of the Company’s financial obligations or debt service requirements through April 1, 2022, and further to defer any required repayment of existing loans, or any loans made during the year ended December 31, 2021 or the quarter ended March 31, 2022, until after April 1, 2022.
On March 29, 2021, the Sponsor received a promissory note from the Company for borrowings of up to $7,000,000. The promissory note does not bear interest, and any borrowings made are due on the earlier of March 29, 2022 or the consummation of a Business Combination, except in the event of a default, as defined in the promissory note agreement, at which point any outstanding borrowings become due immediately. On March 29, 2021, the Company borrowed $2,000,000 under the promissory note.
On May 12, 2021, the Sponsor signed a commitment letter in which it committed to lending funds, if needed, to the Company to timely satisfy any of the Company’s financial obligations or debt service requirements through August 31, 2022, and further to defer any required repayment of existing loans, or any loans made through August 31, 2022, until after August 31, 2022.
Other than the foregoing, management has performed an evaluation of subsequent events through the date the financial statements were issued, noting no items which require adjustment or disclosure
.